THE ADVISORS' INNER CIRCLE FUND

                 Cornerstone Advisors Global Public Equity Fund Cornerstone Advisors Income Opportunities Fund Cornerstone Advisors Public Alternatives Fund
                     Cornerstone Advisors Real Assets Fund

                        Supplement dated January 9, 2013
    to the Statement of Additional Information ("SAI") dated August 30, 2012

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

Under the heading "Derivatives," in the section titled "Description of Permitted Investments," the following text is hereby added following the second paragraph:

As a result of recent amendments to rules under the Commodity Exchange Act ("CEA") by the Commodity Futures Trading Commission ("CFTC"), a Fund must either operate within certain guidelines and restrictions with respect to the Fund's use of futures, options on such futures, commodity options and certain swaps, or the Adviser will be subject to registration with the CFTC as a "commodity pool operator" ("CPO").

Consistent with the CFTC's new regulations, the Trust, on behalf of the Cornerstone Advisors Global Public Equity Fund, has claimed an exclusion from the definition of the term CPO under the CEA and, therefore, the Cornerstone Advisors Global Public Equity Fund is not subject to registration or regulation as a CPO under the CEA. As a result, the Cornerstone Advisors Global Public Equity Fund will operate within certain guidelines and restrictions with respect to its use of futures, options on such futures, commodity options and certain swaps.

The CFTC has also issued a limited extension to operators of funds of funds from the obligation to register as a CPO until the later of June 30, 2013, or six months after the effective date (or compliance date, if later) of the CFTC's issuance of revised guidance regarding the application of the CFTC de minimis thresholds to funds of funds. The Adviser has filed with the CFTC to avail itself of this extension from the CPO registration requirements with respect to the Cornerstone Advisors Income Opportunities Fund, the Cornerstone Advisors Public Alternatives Fund and the Cornerstone Advisors Real Assets Fund, and, therefore, neither these Funds nor the Adviser with respect to these Funds is currently subject to registration or regulation as a CPO under the CEA.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.